Property and Equipment (Details) - Schedule of property and equipment - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 10,272,084	$ 7,438,227
Less: accumulated depreciation and impairment	(4,689,604)	(6,923,864)
Property and equipment, net	$ 5,582,480	514,363
Wi-Fi equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Life	3 years
Total property and equipment	$ 3,429,541	6,578,575
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Useful Life	5 years
Total property and equipment	$ 370,831	118,030
Office and other equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 6,471,712	$ 741,622
Office and other equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	3 years
Office and other equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	5 years